Taxation (Details) $ in Thousands	12 Months Ended			36 Months Ended	84 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2022 USD ($)	May 31, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)
Taxation
Enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%
Retained earnings	¥ (2,448,823,000)	¥ (2,257,924,000)				$ (355,046)
Deferred tax assets							¥ 2,255,000	¥ 5,876,000
Operating loss carryforwards	335,419,000
Unrecognized tax benefits	14,421	14,421
Interest expense penalty	0	0	¥ 0
Income tax statute expiration expected reserve in next 12 month	12,319
Liability for accrued interest penalty	¥ 0	¥ 0
High and new technology enterprises
Taxation
Preferential tax rate (as a percent)	15.00%
Cayman Islands
Taxation
Withholding tax to be imposed upon payments of dividends to shareholders (as a percent)	0.00%
Enterprise income tax rate (as a percent)	0.00%	0.00%	0.00%
Hong Kong
Taxation
Operating loss carryforwards	¥ 19,362,000
Hong Kong | Minimum
Taxation
Enterprise income tax rate (as a percent)	15.00%
Hong Kong | Maximum
Taxation
Enterprise income tax rate (as a percent)	16.50%
Hong Kong | Profit Below 2 Million HK Dollar
Taxation
Enterprise income tax rate (as a percent)	8.25%
Hong Kong | Profit Above 2 Million HK Dollar
Taxation
Enterprise income tax rate (as a percent)	16.50%
PRC
Taxation
Enterprise income tax rate (as a percent)	25.00%
Operating loss carryforwards	¥ 335,419,000
PRC | High and new technology enterprises | Sky City WFOE | Forecast
Taxation
Preferential tax rate (as a percent)					15.00%
PRC | High and new technology enterprises | Pintec Beijing WFOE
Taxation
Enterprise income tax rate (as a percent)		25.00%
Preferential tax rate (as a percent)				15.00%
PRC | FIE
Taxation
Withholding income tax rate on dividends Distributed (as a percent)	10.00%
Maximum withholding income tax rate on dividends paid (as a percent)	5.00%
Retained earnings	¥ 0
Australia
Taxation
Enterprise income tax rate (as a percent)	30.00%
Operating loss carryforwards	¥ 0